CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Initial Public Offering	Private Placement by Genscript	Share Capital	Share Capital Initial Public Offering	Share Premium		Share Premium Initial Public Offering	Share Premium Private Placement by Genscript	Share-based Compensation Reserves		Foreign Currency Translation Reserve		Retained Earnings/(Accumulated Losses)
Beginning balance at Dec. 31, 2017	$ 12,166			$ 20		$ 3,908	[1]					$ (236)	[1]	$ 8,474	[1]
Loss for the year	(2,784)													(2,784)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	(1,437)											(1,437)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(4,221)											(1,437)		(2,784)
Equity-settled share option arrangements	704									$ 704
Ending balance at Dec. 31, 2018	8,649			20		3,908	[1]			704	[1]	(1,673)	[1]	5,690	[1]
Loss for the year	(132,972)													(132,972)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	182											182
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(132,790)											182		(132,972)
Equity-settled share option arrangements	1,272									1,272
Ending balance at Dec. 31, 2019	(122,869)			20		3,908				1,976		(1,491)		(127,282)
Loss for the year	(303,477)													(303,477)
Other comprehensive income/ loss:
Exchange differences on translation of foreign operations	(2,142)											(2,142)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(305,619)											(2,142)		(303,477)
Conversion of convertible redeemable preferred shares to ordinary shares	240,434			2		240,432
Issuance of ordinary shares		$ 450,085	$ 12,000		$ 4			$ 450,081	$ 12,000
Exercise of share options	1,464			1		1,885				(422)
Equity-settled share option arrangements	4,760									4,760
Ending balance at Dec. 31, 2020	$ 280,255			$ 27		$ 708,306	[1]			$ 6,314	[1]	$ (3,633)	[1]	$ (430,759)	[1]

[1]	These reserve accounts comprise the consolidated reserves/(deficits) of US$280,228,000 and US$(122,889,000) in the consolidated statements of financial position as at December 31, 2020 and December 31, 2019, respectively.